Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Assets
Other investments, at fair value (amortized cost: $50.7, 2023: $50.8)	$ 47.0	$ 47.5
Total investments	3,350.4	3,341.4
Cash and cash equivalents	671.7	712.4
Restricted cash and cash equivalents	220.5	251.7
Accrued investment income	22.8	27.2
Premiums and other receivables (net of allowances for credit losses of $18.4, 2023: $17.3)	2,836.6	2,209.3
Deferred reinsurance premiums	1,469.2	1,061.4
Reinsurance balances recoverable on paid losses (net of allowances for credit losses of $nil, 2023: $nil)	193.0	182.7
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowances for credit losses of $1.3, 2023: $1.3)	1,135.2	1,108.6
Deferred policy acquisition costs (includes Fidelis Partnership deferred commissions $196.2, 2023: $164.1)	959.9	786.6
Other assets	185.3	173.5
Total assets	11,266.7	10,028.1
Liabilities
Reserves for losses and loss adjustment expenses	2,541.1	2,448.9
Unearned premiums	3,846.2	3,149.5
Reinsurance balances payable	1,414.4	1,071.5
Long term debt	448.4	448.2
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	106.5	67.3
Total liabilities	8,749.6	7,578.3
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 117,557,152, 2023: 117,914,754)	1.2	1.2
Additional paid-in capital	2,042.1	2,039.0
Accumulated other comprehensive loss	(27.2)	(27.0)
Retained earnings	506.0	436.6
Common shares held in treasury, at cost (shares held: $357,602, 2023: nil)	(5.0)	0.0
Total shareholders' equity	2,517.1	2,449.8
Total liabilities and shareholders' equity	11,266.7	10,028.1
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowances for credit losses of $nil, 2023: $nil)	222.1	173.3
Liabilities
Amounts due to The Fidelis Partnership	334.6	334.5
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Assets
Debt Securities, Available-for-Sale, Excluding Accrued Interest	3,227.1	3,244.9
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 76.3	$ 49.0